Financial Instruments and Risk Management - Activity in Accumulated Other Comprehensive (Income) Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance at beginning of year	$ (9,087)	$ (1,477)	$ (1,928)
Unrealized gain (losses) from derivatives	4,113	(30,066)	(4,155)
Reclassifications into earnings from other comprehensive loss (income):
included in revenues	(48)	1,203	(248)
included in financial expenses - net	4,749	14,951
included in various statements of operations and financial items	1,529	5,542	4,969
Tax effect	(923)	760	(115)
Balance at end of year	$ 333	$ (9,087)	$ (1,477)